Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	415,623,166.82	22,643
Yield Supplement Overcollateralization Amount 06/30/25	30,539,450.55	0
Receivables Balance 06/30/25	446,162,617.37	22,643
Principal Payments	21,443,317.28	588
Defaulted Receivables	642,010.20	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	28,441,174.05	0
Pool Balance at 07/31/25	395,636,115.84	22,023

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.45%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,098,263.86	326
Past Due 61-90 days	2,514,426.69	93
Past Due 91-120 days	361,462.84	15
Past Due 121+ days	0.00	0
Total	10,974,153.39	434

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	398,872.64
Aggregate Net Losses/(Gains) - July 2025	243,137.56
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.26%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.10%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	39.86

Flow of Funds	$ Amount
Collections	24,090,794.45
Investment Earnings on Cash Accounts	17,876.43
Servicing Fee	(371,802.18)
Transfer to Collection Account	-
Available Funds	23,736,868.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,551,906.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	14,780,348.53
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,986,692.06

Total Distributions of Available Funds	23,736,868.70

Servicing Fee	371,802.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	410,416,464.37
Principal Paid	19,987,050.98
Note Balance @ 08/15/25	390,429,413.39

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2b
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-3
Note Balance @ 07/15/25	279,566,464.37
Principal Paid	19,987,050.98
Note Balance @ 08/15/25	259,579,413.39
Note Factor @ 08/15/25	82.0674718%

Class A-4
Note Balance @ 07/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	84,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	31,200,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	15,650,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,763,125.66
Total Principal Paid	19,987,050.98
Total Paid	21,750,176.64

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.33962%
Coupon	4.74962%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	1,199,806.08
Principal Paid	19,987,050.98
Total Paid to A-3 Holders	21,186,857.06

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6973532
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.2414450
Total Distribution Amount	20.9387982

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.7932535
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.1901707
Total A-3 Distribution Amount	66.9834242

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	739.50
Noteholders' Principal Distributable Amount	260.50

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	2,603,351.22
Investment Earnings	9,401.94
Investment Earnings Paid	(9,401.94)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,709,989.13	3,066,089.85	2,747,580.50
Number of Extensions	106	122	103
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.65%	0.56%